Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,476,000
Previously Paid Amount	0.00
Total Fee Amount	3,242.04
Total Offset Amount	0.00
Net Fee	3,242.04
Narrative - Max Aggregate Offering Price	$ 23,476,000
Final Prospectus	true